Document and Entity Information	May 16, 2023
Cover [Abstract]
Entity Registrant Name	MASTEC INC
Amendment Flag	true
Entity Central Index Key	0000015615
Document Type	8-K/A
Document Period End Date	May 16, 2023
Entity Incorporation State Country Code	FL
Entity File Number	001-08106
Entity Tax Identification Number	65-0829355
Entity Address, Address Line One	800 S. Douglas Road
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(305)
Local Phone Number	599-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 Par Value
Trading Symbol	MTZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed to update the Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission (the “SEC”) by MasTec, Inc. (the “Company”) on May 18, 2023 (the “Original 8-K”). This Amendment is being filed solely to disclose, in accordance with SEC regulations, the Company’s decision in respect of the frequency of future non-binding, advisory shareholder votes regarding executive compensation. No changes have been made to the Original 8-K.